OPERATING SEGMENTS - Schedule of Revenue by Geography (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 27, 2025	Jun. 28, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 10,274	€ 9,828
Great Britain
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,697	1,594
Iberia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,555	1,570
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,547	1,540
France
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,261	1,219
Belgium/Luxembourg
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	536	526
Netherlands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	412	380
Norway
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	212	204
Sweden
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	210	207
Iceland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	41	39
Total Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,471	7,279
Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,176	1,169
Philippines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	995	702
New Zealand and Pacific Islands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	312	326
Indonesia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	195	235
Papua New Guinea
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	125	117
Total APS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 2,803	€ 2,549